Tax liabilities	12 Months Ended
Dec. 31, 2022
Tax liabilities
Tax liabilities

15.           Tax liabilities

	December 31, 2022	December 31, 2021
Social security	2,710	2,292
Severance indemnity fund (FGTS)	1,006	831
Federal VAT (PIS/COFINS)	4,276	5,275
Withholding income taxes (IRF/CSRF)	5,723	3,286
Service taxes (ISSQN)	1,337	1,430
Other	1,994	2,622
Total	17,046	15,736